UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-05011

Name of Fund:  CMA Massachusetts Municipal Money Fund of
               CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 03/31/2008

Date of reporting period: 04/01/07 - 06/30/07

Item 1 - Schedule of Investments


CMA Massachusetts Municipal Money Fund of
CMA Multi-State Municipal Series Trust


Schedule of Investments as of June 30, 2007 (Unaudited)                                                            (in Thousands)

                           Face
                         Amount    Municipal Bonds                                                                      Value
Massachusetts - 96.6%  $  3,300    ABN AMRO MuniTops Certificates Trust, Massachusetts State School Building
                                   Authority Revenue Bonds, VRDN, Series 2005-34, 3.77% due 8/15/2013 (a)(e)(i)       $     3,300

                          5,270    Bank of America MACON Trust, Massachusetts State Health and Educational
                                   Facilities Authority Revenue Bonds, VRDN, Series 2007-310, 3.80% due
                                   6/15/2012 (a)(i)                                                                         5,270

                          5,000    Boston, Massachusetts, Water and Sewer Commission Revenue Bonds, FLOATS,
                                   VRDN, Series SG-75, 3.76% due 11/01/2019 (a)(f)(i)                                       5,000

                          2,346    Canton, Massachusetts, GO, BAN, Series B, 4% due 5/30/2008                               2,353

                          5,000    Clipper Tax-Exempt Certificates Trust, Massachusetts Bay Transportation Authority
                                   Revenue Bonds, VRDN, Series 2007-18, 3.78% due 5/01/2020 (a)(f)(i)                       5,000

                          5,700    Clipper Tax-Exempt Certificates Trust, Massachusetts, VRDN, COP, Series 1998-8,
                                   3.76% due 7/20/2007 (a)(i)                                                               5,700

                          6,200    Eagle Tax-Exempt Trust, Massachusetts Bay Transportation Authority, Sales Tax
                                   Revenue Refunding Bonds, VRDN, Series 2005-0087, Class A, 3.78% due
                                   7/01/2029 (a)(b)(i)                                                                      6,200

                          3,000    Eagle Tax-Exempt Trust, Massachusetts State School Building Authority, Dedicated
                                   Sales Tax Revenue Bonds, VRDN, Series 2006-0035 Class A, 3.79% due
                                   8/15/2030 (a)(e)(i)                                                                      3,000

                          6,000    Eagle Tax-Exempt Trust, Massachusetts State School Building Authority, Dedicated
                                   Sales Tax Revenue Bonds, VRDN, Series 2006-0092 Class A, 3.79% due
                                   8/15/2030 (a)(e)(i)                                                                      6,000

                          4,000    Eagle Tax-Exempt Trust, Massachusetts State Special Obligation and Dedicated
                                   Tax Revenue Bonds, Series 2004-0025, VRDN, Class A, 3.79% due 1/01/2029 (a)(d)(i)        4,000

                          5,630    Eagle Tax-Exempt Trust, Massachusetts, Water Revenue Bonds, VRDN, Series 2103,
                                   3.79% due 12/01/2015 (a)(f)(i)                                                           5,630

                          4,210    Hanover, Massachusetts, GO, BAN, 4% due 6/26/2008                                        4,220

                          2,300    Haverhill, Massachusetts, GO, BAN, 4.50% due 9/28/2007                                   2,305

                          4,170    Haverhill, Massachusetts, GO, BAN, 4.50% due 11/09/2007                                  4,184

                          3,500    Hull, Massachusetts, GO, BAN, 4.25% due 7/11/2008                                        3,515

                          8,682    Lawrence, Massachusetts, GO, Refunding, BAN, 4.25% due 12/21/2007                        8,709

                          4,090    Lowell, Massachusetts, GO, BAN, Series A, 4.25% due 9/21/2007                            4,096

                          5,000    Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds,
                                   FLOATS, VRDN, Series 1818, 3.79% due 7/01/2034 (a)(i)                                    5,000


Portfolio Abbreviations


To simplify the listings of CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT          Alternative Minimum Tax (subject to)
BAN          Bond Anticipation Notes
COP          Certificates of Participation
CP           Commercial Paper
FLOATS       Floating Rate Securities
GO           General Obligation Bonds
HFA          Housing Finance Agency
IDR          Industrial Development Revenue Bonds
MERLOTS      Municipal Exempt Receipts Liquidity Optional Tenders
M/F          Multi-Family
PUTTERS      Puttable Tax-Exempt Receipts
ROCS         Reset Option Certificates
VRDN         Variable Rate Demand Notes


CMA Massachusetts Municipal Money Fund of
CMA Multi-State Municipal Series Trust


Schedule of Investments as of June 30, 2007 (Unaudited) (concluded)                                                (in Thousands)

                           Face
                         Amount    Municipal Bonds                                                                      Value
Massachusetts          $  4,100    Massachusetts State Development Finance Agency, Assisted Living Facility
(concluded)                        Revenue Bonds (Whalers Cove Project), VRDN, Series A, 3.80% due 9/01/2034 (a)      $     4,100

                          7,600    Massachusetts State Development Finance Agency, CP, 3.78% due 7/02/2007                  7,600

                          6,400    Massachusetts State Development Finance Agency, CP, 3.75% due 8/14/2007                  6,400

                          8,500    Massachusetts State Development Finance Agency, CP, 3.72% due 9/12/2007                  8,500

                         16,555    Massachusetts State Development Finance Agency, CP, 3.75% due 9/12/2007                 16,555

                          1,600    Massachusetts State Development Finance Agency, IDR (Cell Signaling Technology),
                                   VRDN, AMT, 3.75% due 12/01/2010 (a)                                                      1,600

                          2,545    Massachusetts State Development Finance Agency, IDR (Cleveland Motion Controls),
                                   VRDN, AMT, 3.87% due 6/01/2021 (a)                                                       2,545

                          2,650    Massachusetts State Development Finance Agency, IDR (Concord Foods Issue), VRDN,
                                   AMT, 3.75% due 4/01/2021 (a)                                                             2,650

                          3,305    Massachusetts State Development Finance Agency, IDR (V&S Taunton Galvanizing),
                                   VRDN, AMT, 3.87% due 12/01/2023 (a)                                                      3,305

                          1,135    Massachusetts State Development Finance Agency, IDR (Ward Hill Central Products
                                   Inc.), VRDN, AMT, 3.87% due 8/01/2016 (a)                                                1,135

                          7,000    Massachusetts State Development Finance Agency, M/F Housing Revenue Bonds
                                   (Avalon Acton Apartments), VRDN, AMT, 3.78% due 7/15/2040 (a)(g)                         7,000

                          5,155    Massachusetts State Development Finance Agency, M/F Housing Revenue Bonds
                                   (Midway Studios Project), VRDN, AMT, Series A, 3.79% due 3/01/2034 (a)                   5,155

                          6,000    Massachusetts State Development Finance Agency Revenue Bonds (Berkshire School
                                   Project), VRDN, 3.76% due 9/01/2031 (a)                                                  6,000

                          5,000    Massachusetts State Development Finance Agency Revenue Bonds (Boston College HS
                                   Issue), VRDN, 3.77% due 8/01/2033 (a)                                                    5,000

                          1,510    Massachusetts State Development Finance Agency Revenue Bonds (Fiba Technologies),
                                   VRDN, AMT, 3.80% due 5/01/2023 (a)                                                       1,510

                          4,740    Massachusetts State Development Finance Agency Revenue Bonds (Lesley University),
                                   VRDN, 3.79% due 7/01/2033 (a)                                                            4,740

                          1,500    Massachusetts State Development Finance Agency Revenue Bonds (Melmark New England,
                                   Inc. Project), VRDN, 3.73% due 7/01/2026 (a)                                             1,500

                          3,980    Massachusetts State Development Finance Agency Revenue Bonds (New Bedford Waste
                                   Services), VRDN, AMT, 3.84% due 6/01/2021 (a)                                            3,980

                          1,685    Massachusetts State Development Finance Agency Revenue Bonds (New Jewish High
                                   School Project), VRDN, 3.73% due 6/01/2032 (a)                                           1,685

                          6,500    Massachusetts State Development Finance Agency Revenue Bonds (Suffolk University),
                                   VRDN, Series A, 3.79% due 7/01/2035 (a)(h)                                               6,500

                          1,710    Massachusetts State Development Finance Agency Revenue Bonds (Walnut Hill School
                                   District), VRDN, 3.77% due 7/01/2032 (a)                                                 1,710

                          2,575    Massachusetts State Development Finance Agency Revenue Bonds (Xinetics Issue),
                                   VRDN, AMT, 3.75% due 6/01/2021 (a)                                                       2,575

                          6,285    Massachusetts State Development Finance Agency, Revenue Refunding Bonds
                                   (Assumption College Project), VRDN, Series A, 3.77% due 3/01/2032 (a)                    6,285

                         10,000    Massachusetts State Development Finance Agency, Revenue Refunding Bonds
                                   (Fessenden School), VRDN, AMT, 3.79% due 8/01/2031 (a)                                  10,000

                          1,570    Massachusetts State Development Finance Agency, Revenue Refunding Bonds
                                   (Lasell College), VRDN, 3.75% due 7/01/2036 (a)                                          1,570

                          3,255    Massachusetts State, FLOATS, VRDN, Series SG-126, 3.76% due 8/01/2018 (a)(i)             3,255

                         16,600    Massachusetts State, GO (Central Artery), VRDN, Series A, 3.92% due 12/01/2030 (a)      16,600

                          7,000    Massachusetts State, GO, Refunding, FLOATS, VRDN, Series 1015, 3.78% due
                                   8/01/2021 (a)(c)(i)                                                                      7,000

                          1,437    Massachusetts State, GO, Refunding, FLOATS, VRDN, Series 716D, 3.78% due
                                   8/01/2018 (a)(b)(i)                                                                      1,437

                          6,365    Massachusetts State, GO, Refunding, PUTTERS, VRDN, Series 340, 3.78% due
                                   1/01/2017 (a)(b)(i)                                                                      6,365

                          4,995    Massachusetts State, GO, Refunding, ROCS, VRDN, Series II-R-180, 3.78% due
                                   11/01/2015 (a)(d)(i)                                                                     4,995

                          2,790    Massachusetts State, GO, VRDN, Series O, 3.77% due 11/01/2014 (a)                        2,790

                          2,300    Massachusetts State, HFA, Housing Revenue Bonds, ROCS, VRDN, AMT, Series II-R-421,
                                   3.81% due 7/01/2022 (a)(e)(i)                                                            2,300

                          4,000    Massachusetts State Health and Educational Facilities Authority, CP (Harvard
                                   University), 3.74% due 8/09/2007                                                         4,000

                          7,243    Massachusetts State Health and Educational Facilities Authority, CP (Harvard
                                   University), 3.74% due 9/12/2007                                                         7,243

                          4,000    Massachusetts State Health and Educational Facilities Authority, CP (Harvard
                                   University), 3.74% due 9/13/2007                                                         4,000

                          6,100    Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                   (Sherrill House Inc.), VRDN, Series A-1, 3.74% due 1/01/2032 (a)                         6,100

                          5,000    Massachusetts State Industrial Finance Agency, CP (New England Power), 3.75%
                                   due 7/02/2007                                                                            5,000

                          1,770    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds (AFC
                                   Cable Systems Inc. Issue), VRDN, AMT, 3.75% due 7/01/2016 (a)                            1,770

                          1,400    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds
                                   (BBB Esquire LLC), VRDN, AMT, 3.75% due 12/01/2016 (a)                                   1,400

                          4,000    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds
                                   (Bodwell Project), VRDN, AMT, 3.78% due 7/01/2017 (a)                                    4,000

                          3,100    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds
                                   (Constitution Project), VRDN, AMT, 3.75% due 6/01/2018 (a)                               3,100

                            730    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds
                                   (Garlock Printing Corp.), VRDN, AMT, 3.75% due 12/01/2017 (a)                              730

                          2,100    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds
                                   (Gem Group Inc. Issue), VRDN, AMT, 3.75% due 7/01/2016 (a)                               2,100

                            730    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds (Insco
                                   Corporation Issue), VRDN, AMT, 3.75% due 9/01/2008 (a)                                     730

                          2,500    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds (OCT Co.
                                   Inc. Project), VRDN, AMT, 3.75% due 12/01/2017 (a)                                       2,500

                          1,300    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds (Tamasi
                                   Family Issue), VRDN, AMT, 3.84% due 5/01/2013 (a)                                        1,300

                          1,445    Massachusetts State Industrial Finance Agency Revenue Bonds (Heritage at
                                   Dartmouth), VRDN, AMT, 3.75% due 12/01/2028 (a)                                          1,445

                          5,185    Massachusetts State Industrial Finance Agency Revenue Bonds (JHC Assisted Living
                                   Corporation), VRDN, Series A, 3.78% due 12/01/2029 (a)                                   5,185

                          1,123    Massachusetts State Industrial Finance Agency Revenue Bonds (Lower Mills
                                   Association II L.P.), VRDN, 3.75% due 12/01/2020 (a)                                     1,123

                          5,000    Massachusetts State Industrial Finance Agency, Revenue Refunding Bonds
                                   (Lightolier Inc. Project), VRDN, 3.75% due 7/29/2010 (a)                                 5,000

                            840    Massachusetts State Industrial Finance Agency, Solid Waste Disposal Revenue
                                   Bonds (E.L. Harvey & Sons Inc.), VRDN, AMT, 3.75% due 1/01/2011 (a)                        840

                          1,215    Massachusetts State Industrial Finance Agency, Solid Waste Disposal Revenue
                                   Bonds (E.L. Harvey & Sons Inc.), VRDN, AMT, 3.75% due 6/01/2013 (a)                      1,215

                         10,000    Massachusetts State Port Authority, CP, 3.72% due 9/06/2007                             10,000

                          7,705    Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                   PUTTERS, VRDN, Series 1197, 3.78% due 8/15/2013 (a)(b)(i)                                7,705

                          4,965    Massachusetts State Special Obligation and Dedicated Tax Revenue Bonds, MERLOTS,
                                   VRDN, Series B19, 3.79% due 1/01/2028 (a)(d)(i)                                          4,965

                          9,000    Massachusetts State Turnpike Authority, Metropolitan Highway System Revenue Bonds,
                                   FLOATS, VRDN, Series SG-124, 3.76% due 1/01/2029 (a)(c)(i)                               9,000

                          9,600    Massachusetts State Turnpike Authority, Metropolitan Highway System, Revenue
                                   Refunding Bonds, FLOATS, VRDN, Series 334, 3.78% due 1/01/2037 (a)(b)(i)                 9,600

                          4,391    Massachusetts State Water Resources Authority, Revenue Refunding Bonds, FLOATS,
                                   VRDN, Series 742D, 3.78% due 8/01/2019 (a)(e)(i)                                         4,391

                            340    Municipal Securities Trust Certificates, Massachusetts State Port Authority,
                                   Special Facility Revenue Bonds, VRDN, AMT, Series 2001-155, Class A, 3.82%
                                   due 4/28/2016 (a)(c)(i)                                                                    340

                         19,700    Municipal Securities Trust Certificates, Massachusetts State Water Pollution
                                   Abatement Trust, Revenue Refunding Bonds, VRDN, Series SGA 87, 3.78% due
                                   8/01/2023 (a)(i)                                                                        19,700

                          4,650    New Bedford, Massachusetts, GO, BAN, 4% due 2/15/2008                                    4,657

                          3,249    Northborough, Massachusetts, GO, BAN, 4% due 5/02/2008                                   3,257

                          3,126    Pittsfield, Massachusetts, GO, BAN, Series A, 4.25% due 10/19/2007                       3,132

                          4,000    Plymouth, Massachusetts, GO, BAN, 4.15% due 12/06/2007                                   4,008

                          1,850    Sharon, Massachusetts, GO, BAN, 4.75% due 8/30/2007                                      1,853

                          2,601    Somerville, Massachusetts, GO, BAN, 4% due 2/20/2008                                     2,605

                          1,400    Swansea, Massachusetts, GO, BAN, 4.25% due 9/14/2007                                     1,402

                          3,300    UBS Municipal CRVS Trust, Massachusetts State HFA, Revenue Bonds, VRDN, AMT,
                                   Series 06-10, 3.77% due 6/01/2031 (a)(i)                                                 3,300

                          3,450    University of Massachusetts Building Authority, Project Revenue Refunding Bonds,
                                   ROCS, VRDN, Series II R-6016, 3.78% due 11/01/2015 (a)(c)(i)                             3,450

                                   Total Investments (Cost - $399,970*) - 96.6%                                           399,970
                                   Other Assets Less Liabilities - 3.4%                                                    14,057
                                                                                                                      -----------
                                   Net Assets - 100.0%                                                                $   414,027
                                                                                                                      ===========


  * Cost for federal income tax purposes.

(a) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(b) MBIA Insured.

(c) AMBAC Insured.

(d) FGIC Insured.

(e) FSA Insured.

(f) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(g) FNMA Collateralized.

(h) Assured Guaranty Insured.

(i) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.


Item 2 -   Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Massachusetts Municipal Money Fund of
CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       CMA Massachusetts Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: August 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       CMA Massachusetts Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: August 20, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Financial Officer of
       CMA Massachusetts Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: August 20, 2007